UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATION AND COMPREHENSIVE (LOSS) INCOME - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
REVENUE
TOTAL REVENUE	$ 18,585,525	$ 5,498,653	$ 12,949,345	$ 11,542,292	$ 9,447,334
COST OF REVENUE
TOTAL COST OF REVENUE	(12,386,236)	(3,987,558)	9,562,744	8,329,880	6,231,712
GROSS PROFIT	6,199,289	1,511,095	3,386,601	3,212,412	3,215,622
OPERATING EXPENSES
Selling expenses	(3,076,861)	(223,821)	446,718	16,489	70,128
General and administrative expenses	(3,809,799)	(1,740,278)	2,776,341	662,158	851,130
Research and development expenses	(188,381)	(12,784)	302,118	28,981	122,441
Impairment loss	0	0	0	33,841	0
Total operating expenses, net	(7,075,041)	(1,976,883)	3,525,177	741,469	1,043,699
NET (LOSS) PROFIT FROM OPERATIONS	(875,752)	(465,788)	(138,576)	2,470,943	2,171,923
OTHER INCOME (EXPENSES)
Interest income	7,595	13,854	14,616	12,343	5,420
Interest expense			0	0	(6,017)
Other income	27	2,521	4,658	851	5,214
Other expense			0	(13)	0
Total other income, net	7,622	16,375	19,274	13,181	4,617
NET (LOSS) INCOME BEFORE TAXES	(868,130)	(449,413)	(119,302)	2,484,124	2,176,540
Income tax expenses	(205,963)	(29,752)	202,900	380,767	316,927
NET (LOSS) INCOME	(1,074,093)	(479,165)	(322,202)	2,103,357	1,859,613
Net loss attributable to non-controlling interests	(2,177)	0
Net loss attributable to shareholders	(1,071,916)	(479,165)
Foreign currency translation adjustment attributable to non-controlling interests	(40)	0
Foreign currency translation adjustment attributable to shareholders	255,304	(131,684)	19,651	99,298	(67,065)
COMPREHENSIVE LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	(2,217)	0
COMPREHENSIVE LOSS ATTRIBUTABLE TO DECENT’S SHAREHOLDERS	(816,612)	(610,849)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment attributable to non-controlling interests	(40)	0
Foreign currency translation adjustment attributable to shareholders	255,304	(131,684)	19,651	99,298	(67,065)
Total comprehensive income (loss)	$ 255,264	$ (131,684)	$ (302,551)	$ 2,202,655	$ 1,792,548
Weighted average shares outstanding during the year – basic (in Shares)	1,744,319	650,000	16,250,000	15,000,000	15,000,000
Weighted average shares outstanding during the year – diluted (in Shares)	1,744,319	650,000	16,250,000	15,000,000	15,000,000
(Loss) Earnings per Ordinary Share – basic (in Dollars per share)	$ (0.61)	$ (0.74)	$ (0.02)	$ 0.14	$ 0.12
(Loss) Earnings per Ordinary Share – diluted (in Dollars per share)	$ (0.61)	$ (0.74)	$ (0.02)	$ 0.14	$ 0.12
Wastewater treatment revenue
REVENUE
TOTAL REVENUE	$ 9,186,084	$ 493,123	$ 4,163,965	$ 2,468,097	$ 2,355,126
COST OF REVENUE
TOTAL COST OF REVENUE	(7,220,924)	(401,310)	3,341,944	1,845,434	1,841,604
River water quality management revenue
REVENUE
TOTAL REVENUE	4,297,180	4,728,449	6,619,693	6,864,631	4,436,214
COST OF REVENUE
TOTAL COST OF REVENUE	(3,288,423)	(3,424,737)	4,878,220	5,075,552	3,165,712
Product sales revenue
REVENUE
TOTAL REVENUE	1,344,830	277,081	2,091,469	2,192,864	2,648,445
COST OF REVENUE
TOTAL COST OF REVENUE	(1,004,580)	(161,511)	1,273,157	1,408,894	1,224,396
Others
REVENUE
TOTAL REVENUE	254,541	0	74,218	16,700	7,549
COST OF REVENUE
TOTAL COST OF REVENUE			$ 69,423	$ 0	$ 0
Training revenue
REVENUE
TOTAL REVENUE	3,502,890	0
COST OF REVENUE
TOTAL COST OF REVENUE	$ (872,309)	$ 0